Discontinued Operations - Summary of Carrying Amounts of Assets and Liabilities Sold (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Cash	$ 45,075	$ 41,761	$ 7,389
Accounts receivable	943	44
Inventories (note 8)	9,377	7,532
Prepaids	14,486	12,733	1,452
Other long-term assets (note 9)	1,353	1,170
Capital assets (note 10)	18,791	21,471	41,113
Right-of-use assets (note 11)	8,557	33,254	39,149
Intangible assets (note 12)	15,492	13,846
Deferred tax assets (note 26)	572	507
Total assets	117,784	165,098
Accounts payable and accrued liabilities (note 13)	16,835	22,808	$ 31,855
Current portion of lease liabilities (note 14)	6,946	8,290
Long-term portion of lease liabilities (note 14)	26,506	29,947
Total liabilities	$ 102,772	70,164
Discontinued Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Cash		6,794
Accounts receivable		1,148
Inventories (note 8)		8,313
Prepaids		236
Other long-term assets (note 9)		48
Capital assets (note 10)		8,483
Right-of-use assets (note 11)		3,300
Intangible assets (note 12)		370
Deferred tax assets (note 26)		12
Total assets		28,704
Accounts payable and accrued liabilities (note 13)		2,163
Deferred revenue		370
Current portion of lease liabilities (note 14)		809
Long-term portion of deferred revenues		87
Long-term portion of lease liabilities (note 14)		3,260
Total liabilities		6,689
Net assets sold		$ 22,015